Annual Total Returns - NORTHQUEST CAPITAL FUND INC - NORTHQUEST CAPITAL FUND INC	Apr. 14, 2025
Prospectus [Line Items]
Annual Return 2015	(6.44%)
Annual Return 2016	11.18%
Annual Return 2017	22.73%
Annual Return 2018	(2.34%)
Annual Return 2019	35.75%
Annual Return 2020	19.70%
Annual Return 2021	32.58%
Annual Return 2022	(26.09%)
Annual Return 2023	27.28%
Annual Return 2024	12.48%